Investments accounted for using the equity method - Summary of Principal Transactions and Balances with Related Parties (Details) - Associates and joint ventures - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Sales	€ 75	€ 24	€ 35
Royalties and other income	97	270	116
Accounts receivable and other receivables	50	151	89
Purchases and other expenses (including research expenses)	747	1,334	1,143
Accounts payable and other payables	€ 15	€ 342	€ 544